Schedule of Receivables are aged (Details)	Dec. 31, 2025
Financial Asset, 1 to 29 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Aging Bucket Estimated Credit Loss Percentage	5.00%
Financial Asset, 30 to 59 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Aging Bucket Estimated Credit Loss Percentage	15.00%
Financial Asset, 60 to 89 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Aging Bucket Estimated Credit Loss Percentage	25.00%
90-119 Days [Member]
Financing Receivable, Past Due [Line Items]
Aging Bucket Estimated Credit Loss Percentage	50.00%
120+ Days [Member]
Financing Receivable, Past Due [Line Items]
Aging Bucket Estimated Credit Loss Percentage	90.00%